March 2, 2007

Securities and Exchange Commission
Public Filing Desk
Judiciary Plaza
100 F Street, NE
Washington, DC 20549

Re: Markman MultiFund Trust
    File Nos. 33-85182 and 811-8820

Ladies and Gentlemen:

On behalf of Markman MultiFund Trust ("Registrant"), attached for filing is Post-Effective Amendment No. 18 to Registrant's Registration Statement on Form N-1A. The Amendment is being filed pursuant to Rule 485(a) under the Securities Act of 1933 to add a new share class to the existing series of the Registrant.

Please provide any comments or questions regarding this filing to the undersigned at 513/362-8248.

Very truly yours,

/s/ Frank L. Newbauer

Frank L. Newbauer
Assistant Secretary